COMMITMENTS (Schedule of Future Minimum Payments Under Operating Leases) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 662
2020	613
2021	28
Operating Lease Commitments	$ 1,303